Document and Entity Information	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2023
Entity File Number	001-40493
Entity Registrant Name	ATAI LIFE SCIENCES N.V.
Entity Central Index Key	0001840904
Entity Incorporation, State or Country Code	P7
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Wallstraße 16
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Entity Address, Postal Zip Code	10179
City Area Code	49
Local Phone Number	89 2153 9035
Title of 12(b) Security	Common shares, €0.10 par value per share
Trading Symbol	ATAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false